Stock-Based Compensation - Cash Settled Units Activity (Details) - Cash Settled Units - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Settled Units Activity
Granted (in shares)	500,610	529,875
Vested (in shares)	232,420	177,955
Cancelled (in shares)	88,382	125,144